Investments (Tables)	6 Months Ended
Jun. 30, 2026
Investments [Abstract]
Schedule of Investments

Investments consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
		(Unaudited)
Fixed deposit receipt, current	$1,497	$5,505
Total short-term investments	1,497	5,505

Fixed deposit receipt, non-current	10,545	9,102
Total long-term investments	10,545	9,102
Total investments	$12,042	$14,607